Schedule 1 - Condensed Financial Statements of the Company - Statements of Shareholders' Equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares
Balance (in shares) | shares	1,165,072,926	1,165,072,926
Balance		¥ 3,404,094	¥ 3,433,569		¥ 3,334,260
Net income	$ 69,427	451,716	167,638	[1]	215,481	[1]
Foreign currency translation adjustments	$ (1,639)	¥ (10,664)	¥ 2,177		¥ 6,153
Exercise of share options (in shares) | shares	69,118,158	69,118,158	2,597,400		6,754,720
Exercise of share options		¥ 64,946	¥ 1,144		¥ 1,518
Share-based compensation			4,937		17,653
Acquisition of additional interests in subsidiaries			(179,223)		(187,810)
Share of other comprehensive gain (loss) of affiliates	$ 194	1,263	(37,911)		37,567
Disposal of a subsidiary		(8,388)	11,131		473
Changes in fair value of short term investments	(97)	(632)	¥ 632
Private placement		201,087
Subscription receipt		¥ 22,187
Distribution of dividend | $	$ (137,216)
Balance (in shares) | shares	1,300,191,084	1,300,191,084	1,165,072,926
Balance	$ 613,006	¥ 3,988,393	¥ 3,404,094		3,433,569
Parent Company [Member]
Balance (in shares) | shares	1,165,072,926	1,165,072,926
Balance		¥ 3,286,852	3,317,430		3,210,752
Net income		449,228	157,047		210,086
Foreign currency translation adjustments	$ (1,639)	(10,664)	2,177		6,153
Repurchase of ordinary shares					(6,276)
Exercise of share options		64,946	1,144		1,518
Share-based compensation			4,937		17,653
Acquisition of additional interests in subsidiaries			(174,730)		(160,023)
Share of other comprehensive gain (loss) of affiliates		1,263	(37,911)		37,567
Disposal of a subsidiary			16,126
Changes in fair value of short term investments	$ (97)	(632)	¥ 632
Private placement		201,087
Subscription receipt		22,187
Distribution of dividend		¥ (137,216)
Balance (in shares) | shares	1,300,191,084	1,300,191,084	1,165,072,926
Balance	$ 595,893	¥ 3,877,051	¥ 3,286,852		¥ 3,317,430
Common Stock [Member] | Parent Company [Member]
Balance (in shares) | shares	1,165,072,926	1,165,072,926	1,155,059,526		1,150,565,906
Balance		¥ 8,658	¥ 8,592		¥ 8,563
Net income
Foreign currency translation adjustments
Repurchase of ordinary shares (in shares) | shares
Repurchase of ordinary shares
Exercise of share options (in shares) | shares	69,118,158	69,118,158	2,597,400		4,493,620
Exercise of share options		¥ 458	¥ 17		¥ 29
Share-based compensation
Acquisition of additional interests in a subsidiary (in shares) | shares			7,416,000
Acquisition of additional interests in subsidiaries			¥ 49
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement (in shares) | shares	66,000,000	66,000,000
Private placement		¥ 455
Subscription receipt
Distribution of dividend
Balance (in shares) | shares	1,300,191,084	1,300,191,084	1,165,072,926		1,155,059,526
Balance	$ 1,471	¥ 9,571	¥ 8,658		¥ 8,592
Additional Paid-in Capital [Member]
Balance		2,301,655	2,454,244		2,601,401
Net income
Foreign currency translation adjustments
Exercise of share options		64,488	1,127		(4,787)
Share-based compensation			4,937		17,653
Acquisition of additional interests in subsidiaries			(174,779)		(160,023)
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary			16,126
Changes in fair value of short term investments
Private placement		200,632
Subscription receipt
Distribution of dividend | $	(137,216)
Balance	373,416	2,429,559	2,301,655		2,454,244
Additional Paid-in Capital [Member] | Parent Company [Member]
Balance		2,301,655	2,454,244		2,601,401
Net income
Foreign currency translation adjustments
Repurchase of ordinary shares
Exercise of share options		64,488	1,127		(4,787)
Share-based compensation			4,937		17,653
Acquisition of additional interests in subsidiaries			(174,779)		(160,023)
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary			16,126
Changes in fair value of short term investments
Private placement		200,632
Subscription receipt
Distribution of dividend		(137,216)
Balance	$ 373,416	2,429,559	2,301,655		2,454,244
Treasury Stock [Member]
Balance
Net income
Foreign currency translation adjustments
Exercise of share options (in shares) | shares					2,261,100
Exercise of share options					¥ 6,276
Share-based compensation
Acquisition of additional interests in a subsidiary (in shares) | shares
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement (in shares) | shares
Private placement
Subscription receipt
Distribution of dividend | $
Balance
Treasury Stock [Member] | Parent Company [Member]
Balance (in shares) | shares
Balance
Net income
Foreign currency translation adjustments
Repurchase of ordinary shares (in shares) | shares					(2,261,100)
Repurchase of ordinary shares					¥ (6,276)
Exercise of share options (in shares) | shares					2,261,100
Exercise of share options					¥ 6,276
Share-based compensation
Acquisition of additional interests in a subsidiary (in shares) | shares
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement (in shares) | shares
Private placement
Subscription receipt
Distribution of dividend
Balance (in shares) | shares
Balance
Retained Earnings [Member] | Parent Company [Member]
Balance		1,330,518	1,173,471		963,385
Net income		449,228	157,047		210,086
Foreign currency translation adjustments
Repurchase of ordinary shares
Exercise of share options
Share-based compensation
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement
Subscription receipt
Distribution of dividend
Balance	273,543	1,779,746	1,330,518		1,173,471
AOCI Attributable to Parent [Member]
Balance		(65,844)	(50,048)		(105,106)
Net income
Foreign currency translation adjustments		(27,895)	21,483		17,491
Exercise of share options
Share-based compensation
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates		1,263	(37,911)		37,567
Disposal of a subsidiary
Changes in fair value of short term investments		(632)	632
Private placement
Subscription receipt
Distribution of dividend | $
Balance	(14,310)	(93,108)	(65,844)		(50,048)
AOCI Attributable to Parent [Member] | Parent Company [Member]
Balance		(65,844)	(50,048)		(105,106)
Net income
Foreign currency translation adjustments		(27,895)	21,483		17,491
Repurchase of ordinary shares
Exercise of share options
Share-based compensation
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates		1,263	(37,911)		37,567
Disposal of a subsidiary
Changes in fair value of short term investments		(632)	632
Private placement
Subscription receipt
Distribution of dividend
Balance	(14,310)	(93,108)	(65,844)		(50,048)
Subscription Receivables [Member]
Balance		(288,135)	(268,829)		(257,491)
Net income
Foreign currency translation adjustments		17,231	(19,306)		(11,338)
Exercise of share options
Share-based compensation
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement
Subscription receipt		22,187
Distribution of dividend | $
Balance	(38,227)	(248,717)	(288,135)		(268,829)
Subscription Receivables [Member] | Parent Company [Member]
Balance		(288,135)	(268,829)		(257,491)
Net income
Foreign currency translation adjustments		17,231	(19,306)		(11,338)
Repurchase of ordinary shares
Exercise of share options
Share-based compensation
Acquisition of additional interests in subsidiaries
Share of other comprehensive gain (loss) of affiliates
Disposal of a subsidiary
Changes in fair value of short term investments
Private placement
Subscription receipt		22,187
Distribution of dividend
Balance	$ (38,227)	¥ (248,717)	¥ (288,135)		¥ (268,829)

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.